UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08476
                                                     ---------

                    The Gabelli Global Multimedia Trust Inc.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                          [LOGO]
                                                                     THE GABELLI
                                                                     GLOBAL
                                                                     MULTIMEDIA
                                                                     TRUST INC.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.

                              First Quarter Report
                                 March 31, 2008

TO OUR SHAREHOLDERS,

      The Gabelli Global Multimedia Trust's (the "Fund") net asset value ("NAV") declined 17.5% during the first quarter of 2008, compared with declines of 14.1% and 9.1% for the Nasdaq Composite Index and for the Morgan Stanley Capital International ("MSCI") World Free Index, respectively. The price of the Fund's publicly traded shares declined 20.3% during the first quarter. On March 31, 2008, the Fund's NAV per share was $11.72, while the price of the publicly traded shares closed at $10.13 on the New York Stock Exchange.

      Enclosed is the  investment  portfolio as of March 31, 2008.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                             AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                             -------------------------------------------------
                                                                                                    Since
                                                                                                   Inception
                                                  Quarter    1 Year   3 Year   5 Year   10 Year   (11/15/94)
                                                  -------   -------   ------   ------   -------   ----------
GABELLI GLOBAL MULTIMEDIA TRUST
   NAV TOTAL RETURN (b) .......................    (17.51)%  (16.63)%   5.10%   13.53%     6.56%       10.19%
   INVESTMENT TOTAL RETURN (c) ................    (20.25)   (17.24)    6.19    14.66      6.94         9.61
Nasdaq Composite Index. .......................    (14.07)    (5.89)    4.46    11.19      2.19         8.50
MSCI World Free Index .........................     (9.06)    (3.25)    9.64    15.96      4.57         8.20(d)
Lipper Global Multi-Cap Growth Fund Average ...    (10.33)     0.85    11.67    17.39      5.96        10.15

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE NASDAQ COMPOSITE AND MSCI WORLD FREE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. THE LIPPER GLOBAL MULTI-CAP GROWTH FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE AND MSCI WORLD FREE INDICES. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ADJUSTMENTS FOR RIGHTS OFFERINGS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $7.50.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $7.50.

(d) FROM NOVEMBER 30, 1994, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS -- 95.8%
               COPYRIGHT/CREATIVITY COMPANIES -- 42.1%
               BUSINESS SERVICES: ADVERTISING -- 0.8%
      50,000   Clear Channel Outdoor Holdings Inc., Cl. A+ .....................................................   $       950,500
      20,000   Harte-Hanks Inc. ................................................................................           273,400
       4,200   Havas SA ........................................................................................            17,638
       8,000   JC Decaux SA ....................................................................................           235,171
       2,000   Publicis Groupe .................................................................................            76,412
       4,000   R. H. Donnelley Corp.+ ..........................................................................            20,240
      37,240   Trans-Lux Corp.+ ................................................................................           130,340
                                                                                                                   ---------------
                                                                                                                         1,703,701
                                                                                                                   ---------------
               COMPUTER HARDWARE -- 0.2%
       2,200   Apple Inc.+ .....................................................................................           315,700
                                                                                                                   ---------------
               COMPUTER SOFTWARE AND SERVICES -- 4.9%
      50,000   Activision Inc.+ ................................................................................         1,365,500
      21,500   Alibaba.com Ltd.+ (a) ...........................................................................            44,532
       5,000   America Online Latin America Inc., Cl. A+ (b) ...................................................                10
       3,000   Atlus Co. Ltd.+ .................................................................................            18,088
       8,000   CNET Networks Inc.+ .............................................................................            56,800
       3,230   EarthLink Inc.+ .................................................................................            24,387
       5,000   eBay Inc.+ ......................................................................................           149,200
       3,000   Electronic Arts Inc.+ ...........................................................................           149,760
       1,000   EMC Corp.+ ......................................................................................            14,340
       8,000   Google Inc., Cl. A+ .............................................................................         3,523,760
      10,000   Jupitermedia Corp.+ .............................................................................            20,900
      16,000   Limelight Networks Inc.+ ........................................................................            51,840
      20,000   NAVTEQ Corp.+ ...................................................................................         1,360,000
     130,000   Yahoo! Inc.+ ....................................................................................         3,760,900
                                                                                                                   ---------------
                                                                                                                        10,540,017
                                                                                                                   ---------------
               CONSUMER PRODUCTS -- 1.1%
       2,000   Lenox Group Inc.+ ...............................................................................             3,540
      20,000   Mattel Inc. .....................................................................................           398,000
       3,600   Nintendo Co. Ltd. ...............................................................................         1,856,340
                                                                                                                   ---------------
                                                                                                                         2,257,880
                                                                                                                   ---------------
               ELECTRONICS -- 2.1%
       4,000   IMAX Corp.+ .....................................................................................            27,880
      35,000   Intel Corp. .....................................................................................           741,300
      11,000   LSI Corp.+ ......................................................................................            54,450
       3,570   Royal Philips Electronics NV ....................................................................           136,874
      10,000   Samsung Electronics Co. Ltd., GDR (a) ...........................................................         3,145,353
      10,000   Sony Corp., ADR .................................................................................           400,700
       6,000   Zoran Corp.+ ....................................................................................            81,960
                                                                                                                   ---------------
                                                                                                                         4,588,517
                                                                                                                   ---------------

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               ENTERTAINMENT -- 15.2%
     240,000   Aruze Corp. .....................................................................................   $     7,415,730
       1,161   Corporacion Interamericana de Entretenimiento SAB de CV, Cl. B+ .................................             2,561
      22,000   Crown Media Holdings Inc., Cl. A+ ...............................................................           113,740
      27,000   DreamWorks Animation SKG Inc., Cl. A+ ...........................................................           696,060
     210,416   Gemstar-TV Guide International Inc.+ ............................................................           988,955
      70,000   GMM Grammy Public Co. Ltd. ......................................................................            31,126
         481   Henley LP+ (b) ..................................................................................             1,443
      77,843   Liberty Global Inc., Cl. A+ .....................................................................         2,652,889
      75,000   Liberty Global Inc., Cl. C+ .....................................................................         2,436,000
      35,500   Liberty Media Corp. - Capital, Cl. A+ ...........................................................           558,770
     142,000   Liberty Media Corp. - Entertainment, Cl. A+ .....................................................         3,214,880
       1,000   Live Nation Inc.+ ...............................................................................            12,130
       1,690   New Motion Inc.+ ................................................................................             7,436
     100,000   Shaw Brothers (Hong Kong) Ltd. ..................................................................           200,446
     210,000   SMG plc+ ........................................................................................            45,845
      60,000   The Walt Disney Co. .............................................................................         1,882,800
     230,000   Time Warner Inc. ................................................................................         3,224,600
      75,000   Viacom Inc., Cl. A+ .............................................................................         2,972,250
     155,000   Vivendi .........................................................................................         6,056,504
       3,000   Warner Music Group Corp. ........................................................................            14,940
       3,000   World Wrestling Entertainment Inc., Cl. A .......................................................            55,830
                                                                                                                   ---------------
                                                                                                                        32,584,935
                                                                                                                   ---------------
               HOTELS AND GAMING -- 10.0%
      95,000   Boyd Gaming Corp. ...............................................................................         1,900,000
      13,000   Churchill Downs Inc. ............................................................................           614,120
     144,500   Gaylord Entertainment Co.+ ......................................................................         4,376,905
       4,500   Greek Organization of Football Prognostics SA ...................................................           160,418
       3,000   Host Hotels & Resorts Inc. ......................................................................            47,760
     128,000   International Game Technology ...................................................................         5,146,880
     482,352   Ladbrokes plc ...................................................................................         2,979,579
      20,000   Las Vegas Sands Corp.+ ..........................................................................         1,472,800
      27,000   Melco PBL Entertainment (Macau) Ltd., ADR+ ......................................................           307,260
      58,000   MGM Mirage+ .....................................................................................         3,408,660
      42,000   Pinnacle Entertainment Inc.+ ....................................................................           537,600
       6,000   Starwood Hotels & Resorts  Worldwide Inc. .......................................................           310,500
       1,000   Wyndham Worldwide Corp. .........................................................................            20,680
       2,000   Wynn Resorts Ltd. ...............................................................................           201,280
                                                                                                                   ---------------
                                                                                                                        21,484,442
                                                                                                                   ---------------

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               COPYRIGHT/CREATIVITY COMPANIES (CONTINUED)
               PUBLISHING -- 7.8%
      18,000   AH Belo Corp., Cl. A+ ...........................................................................   $       205,740
      20,000   Arnoldo Mondadori Editore SpA ...................................................................           168,927
      90,000   Belo Corp., Cl. A ...............................................................................           951,300
      16,666   Emap plc ........................................................................................           155,457
       5,000   Gannett Co. Inc. ................................................................................           145,250
       1,150   Idearc Inc. .....................................................................................             4,186
     105,000   Il Sole 24 Ore+ .................................................................................           662,249
     144,400   Independent News & Media plc ....................................................................           474,183
         800   John Wiley & Sons Inc., Cl. B ...................................................................            31,568
       5,000   Journal Register Co. ............................................................................             2,750
      44,000   Lee Enterprises Inc. ............................................................................           440,440
      23,324   McClatchy Co., Cl. A ............................................................................           249,567
       8,800   Media General Inc., Cl. A .......................................................................           123,376
      22,000   Meredith Corp. ..................................................................................           841,500
     100,000   Nation Multimedia Group Public Co. Ltd.+ (b) ....................................................            31,761
      50,000   New Straits Times Press Berhad ..................................................................            25,950
     285,000   News Corp., Cl. A ...............................................................................         5,343,750
      40,000   News Corp., Cl. B ...............................................................................           761,600
     150,000   Oriental Press Group Ltd. .......................................................................            20,815
      10,000   Playboy Enterprises Inc., Cl. A+ ................................................................            86,000
     974,000   Post Publishing Public Co. Ltd. (b) .............................................................           161,792
       4,000   PRIMEDIA Inc. ...................................................................................            29,400
       2,360   Sanoma WSOY Oyj .................................................................................            65,426
       1,000   Scholastic Corp.+ ...............................................................................            30,270
     252,671   Singapore Press Holdings Ltd. ...................................................................           844,409
         300   Spir Communication ..............................................................................            28,512
       3,000   Sun-Times Media Group Inc., Cl. A+ ..............................................................             2,160
      15,000   Telegraaf Media Groep NV ........................................................................           485,467
      64,000   The E.W. Scripps Co., Cl. A .....................................................................         2,688,640
      38,000   The McGraw-Hill Companies Inc. ..................................................................         1,404,100
      11,091   United Business Media plc .......................................................................           118,643
       4,000   Wolters Kluwer NV ...............................................................................           105,903
                                                                                                                   ---------------
                                                                                                                        16,691,091
                                                                                                                   ---------------
               TOTAL COPYRIGHT/CREATIVITY COMPANIES ............................................................        90,166,283
                                                                                                                   ---------------
               DISTRIBUTION COMPANIES -- 53.7%
               BROADCASTING -- 7.8%
       1,560   Asahi Broadcasting Corp. ........................................................................           246,332
       6,000   CanWest Global Communications Corp.+ ............................................................            60,000
      12,000   CanWest Global Communications Corp., Cl. A+ .....................................................            56,700
      18,000   CanWest Global Communications Corp., Sub-Voting+ ................................................            87,681

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
      70,000   CBS Corp., Cl. A ................................................................................   $     1,547,000
       6,400   Chubu-Nippon Broadcasting Co. Ltd. ..............................................................            53,290
       6,527   Citadel Broadcasting Corp. ......................................................................            10,835
      29,000   Clear Channel Communications Inc. ...............................................................           847,380
      20,000   Cogeco Inc. .....................................................................................           594,281
       3,666   Corus Entertainment Inc., Cl. B, New York .......................................................            64,631
      13,000   Corus Entertainment Inc., Cl. B, Toronto ........................................................           228,097
       9,000   Cox Radio Inc., Cl. A+ ..........................................................................           106,920
     120,000   Discovery Holding Co., Cl. A+ ...................................................................         2,546,400
         166   Emmis Communications Corp., Cl. A+ ..............................................................               578
      22,840   Fisher Communications Inc.+ .....................................................................           711,694
          28   Fuji Television Network Inc. ....................................................................            41,292
     100,000   Gray Television Inc. ............................................................................           569,000
      10,000   Gray Television Inc., Cl. A .....................................................................            59,150
      10,000   Grupo Radio Centro SAB de CV, ADR ...............................................................           108,600
      30,000   Hearst-Argyle Television Inc. ...................................................................           618,900
       4,550   Lagardere SCA ...................................................................................           340,203
      34,000   Lin TV Corp., Cl. A+ ............................................................................           326,740
       4,000   M6 Metropole Television .........................................................................            89,042
       5,140   Media Prima Berhad ..............................................................................             3,632
       6,200   Nippon Television Network Corp. .................................................................           846,529
       4,650   NRJ Group .......................................................................................            38,762
       1,000   NTN Buzztime Inc.+ ..............................................................................               600
         500   Radio One Inc., Cl. A+ ..........................................................................               760
       1,000   Radio One Inc., Cl. D+ ..........................................................................             1,520
       1,500   RTL Group SA, Brussels ..........................................................................           188,030
       3,500   RTL Group SA, New York ..........................................................................           442,107
       1,906   SAGA Communications Inc., Cl. A+ ................................................................            10,674
      75,000   Salem Communications Corp., Cl. A ...............................................................           300,750
      80,000   Sinclair Broadcast Group Inc., Cl. A ............................................................           712,800
      25,000   Societe Television Francaise 1 ..................................................................           549,802
       5,000   Spanish Broadcasting System Inc., Cl. A+ ........................................................             8,850
      50,000   Television Broadcasts Ltd. ......................................................................           267,904
     140,000   Tokyo Broadcasting System Inc. ..................................................................         3,342,697
         258   TV Asahi Corp. ..................................................................................           364,948
     240,000   TV Azteca SA de CV, CPO .........................................................................           138,009
      26,000   UTV Media plc ...................................................................................           122,293
      89,000   Young Broadcasting Inc., Cl. A+ .................................................................            67,640
                                                                                                                   ---------------
                                                                                                                        16,723,053
                                                                                                                   ---------------
               BUSINESS SERVICES -- 0.7%
      15,000   BB Holdings Ltd.+ ...............................................................................            76,875
       6,000   Carlisle Group Ltd.+ ............................................................................            10,300
      11,244   Cockleshell Ltd.+ ...............................................................................            13,054
       1,000   Convergys Corp.+ ................................................................................            15,060
     100,000   Ideation Acquisition Corp.+ .....................................................................           730,000
       8,000   Interactive Data Corp. ..........................................................................           227,760

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES (CONTINUED)
               BUSINESS SERVICES (CONTINUED)
       3,000   Moody's Corp. ...................................................................................   $       104,490
       1,500   Shellshock Ltd.+ ................................................................................             1,980
         500   The Dun & Bradstreet Corp. ......................................................................            40,690
      33,000   The Interpublic Group of Companies Inc.+ ........................................................           277,530
                                                                                                                   ---------------
                                                                                                                         1,497,739
                                                                                                                   ---------------
               CABLE -- 8.4%
      16,578   Austar United Communications Ltd.+ ..............................................................            20,075
     197,000   Cablevision Systems Corp., Cl. A+ ...............................................................         4,221,710
     600,000   Charter Communications Inc., Cl. A+ .............................................................           511,200
      40,400   Cogeco Cable Inc. ...............................................................................         1,416,529
      47,250   Comcast Corp., Cl. A ............................................................................           913,815
      10,500   Comcast Corp., Cl. A, Special ...................................................................           199,185
      15,000   Mediacom Communications Corp., Cl. A+ ...........................................................            64,950
     215,690   Rogers Communications Inc., Cl. B, New York .....................................................         7,747,585
      19,310   Rogers Communications Inc., Cl. B, Toronto ......................................................           694,554
      22,000   Shaw Communications Inc., Cl. B, New York .......................................................           399,960
      78,000   Shaw Communications Inc., Cl. B, Toronto ........................................................         1,427,093
      10,000   Time Warner Cable Inc., Cl. A+ ..................................................................           249,800
                                                                                                                   ---------------
                                                                                                                        17,866,456
                                                                                                                   ---------------
               CONSUMER SERVICES -- 1.9%
       1,000   1-800-FLOWERS.COM Inc., Cl. A+ ..................................................................             8,510
       4,000   Bowlin Travel Centers Inc.+ .....................................................................             6,400
      20,000   H&R Block Inc. ..................................................................................           415,200
      90,000   IAC/InterActiveCorp+ ............................................................................         1,868,400
     110,000   Liberty Media Corp. - Interactive, Cl. A+ .......................................................         1,775,400
       2,000   Martha Stewart Living Omnimedia Inc., Cl. A+ ....................................................            14,860
       4,000   TiVo Inc.+ ......................................................................................            35,040
                                                                                                                   ---------------
                                                                                                                         4,123,810
                                                                                                                   ---------------
               DIVERSIFIED INDUSTRIAL -- 1.8%
      28,500   Bouygues SA .....................................................................................         1,810,581
      18,432   Contax Participacoes SA, ADR ....................................................................            20,108
      50,000   General Electric Co. ............................................................................         1,850,500
       7,700   Hutchison Whampoa Ltd. ..........................................................................            72,868
       7,908   Malaysian Resources Corp. Berhad+ ...............................................................             3,362
                                                                                                                   ---------------
                                                                                                                         3,757,419
                                                                                                                   ---------------

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               ENERGY AND UTILITIES -- 0.2%
      20,000   El Paso Electric Co.+ ...........................................................................   $       427,400
                                                                                                                   ---------------
               ENTERTAINMENT -- 5.5%
       1,000   Blockbuster Inc., Cl. A+ ........................................................................             3,260
       3,150   British Sky Broadcasting Group plc, ADR .........................................................           139,545
      12,000   Canal+ Groupe ...................................................................................           128,258
       4,005   Chestnut Hill Ventures+ (b) .....................................................................           112,741
     460,000   Grupo Televisa SA, ADR ..........................................................................        11,150,400
      12,000   Regal Entertainment Group, Cl. A ................................................................           231,480
       5,800   Triple Crown Media Inc.+ ........................................................................            16,182
                                                                                                                   ---------------
                                                                                                                        11,781,866
                                                                                                                   ---------------
               EQUIPMENT -- 1.9%
      11,000   American Tower Corp., Cl. A+ ....................................................................           431,310
       2,000   Amphenol Corp., Cl. A ...........................................................................            74,500
      85,000   Corning Inc. ....................................................................................         2,043,400
       1,500   L-3 Communications Holdings Inc. ................................................................           164,010
      50,000   Motorola Inc. ...................................................................................           465,000
      30,000   Nextwave Wireless Inc.+ .........................................................................           151,500
       2,000   Nortel Networks Corp.+ ..........................................................................            13,639
      12,000   QUALCOMM Inc. ...................................................................................           492,000
      40,000   Sycamore Networks Inc.+ .........................................................................           146,400
       2,000   The Furukawa Electric Co. Ltd. ..................................................................             6,461
                                                                                                                   ---------------
                                                                                                                         3,988,220
                                                                                                                   ---------------
               FINANCIAL SERVICES -- 0.0%
       3,000   Interactive Brokers Group Inc., Cl. A+ ..........................................................            77,010
                                                                                                                   ---------------
               FOOD AND BEVERAGE -- 0.1%
       5,282   Compass Group plc ...............................................................................            33,781
       2,498   Pernod-Ricard SA ................................................................................           256,974
                                                                                                                   ---------------
                                                                                                                           290,755
                                                                                                                   ---------------
               RETAIL -- 1.6%
      75,000   Best Buy Co. Inc. ...............................................................................         3,109,500
      10,000   Macy's Inc. .....................................................................................           230,600
                                                                                                                   ---------------
                                                                                                                         3,340,100
                                                                                                                   ---------------
               SATELLITE -- 2.0%
         300   Asia Satellite Telecommunications Holdings Ltd., ADR ............................................             5,682
      35,000   DISH Network Corp., Cl. A+ ......................................................................         1,005,550
       7,000   EchoStar Corp., Cl. A+ ..........................................................................           206,780
       1,000   Lockheed Martin Corp. ...........................................................................            99,300
       6,000   PT Indosat Tbk, ADR .............................................................................           229,860
          30   SKY Perfect JSAT Corp. ..........................................................................            12,068
     110,000   The DIRECTV Group Inc.+ .........................................................................         2,726,900
                                                                                                                   ---------------
                                                                                                                         4,286,140
                                                                                                                   ---------------

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

   SHARES/                                                                                                              MARKET
    UNITS                                                                                                               VALUE
------------                                                                                                       ---------------
               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES (CONTINUED)
               TELECOMMUNICATIONS: LONG DISTANCE -- 2.2%
      15,000   AT&T Inc. .......................................................................................   $       574,500
       2,000   Embarq Corp. ....................................................................................            80,200
      35,000   Philippine Long Distance Telephone Co., ADR .....................................................         2,326,100
      64,500   Sprint Nextel Corp. .............................................................................           431,505
       1,000   Startec Global Communications Corp.+ (b) ........................................................                 2
     600,000   Telecom Italia SpA ..............................................................................         1,255,111
      10,000   Windstream Corp. ................................................................................           119,500
                                                                                                                   ---------------
                                                                                                                         4,786,918
                                                                                                                   ---------------
               TELECOMMUNICATIONS: NATIONAL -- 6.5%
       9,000   BT Group plc, ADR ...............................................................................           387,900
       5,000   China Telecom Corp. Ltd., ADR ...................................................................           314,150
       5,000   China Unicom Ltd., ADR ..........................................................................           106,350
      34,000   Compania de Telecomunicaciones de Chile SA, ADR .................................................           289,000
     158,000   Deutsche Telekom AG, ADR ........................................................................         2,619,640
      49,000   Elisa Oyj .......................................................................................         1,223,820
       3,000   France Telecom SA, ADR ..........................................................................           100,740
       3,305   Hellenic Telecommunications Organization SA .....................................................            93,816
         500   Magyar Telekom Telecommunications plc, ADR ......................................................            12,250
          50   Nippon Telegraph & Telephone Corp. ..............................................................           215,690
       4,320   PT Telekomunikasi Indonesia, ADR ................................................................           181,181
       6,000   Rostelecom, ADR .................................................................................           432,000
      45,000   Swisscom AG, ADR ................................................................................         1,548,077
       2,844   Telecom Corp. of New Zealand Ltd., ADR ..........................................................            42,290
      54,000   Telefonica SA, ADR ..............................................................................         4,671,540
      38,000   Telefonos de Mexico SAB de CV, Cl. L, ADR .......................................................         1,428,800
      18,172   TeliaSonera AB ..................................................................................           145,881
       2,400   Telstra Corp. Ltd., ADR .........................................................................            48,199
         100   Virgin Media Inc. ...............................................................................             1,407
                                                                                                                   ---------------
                                                                                                                        13,862,731
                                                                                                                   ---------------
               TELECOMMUNICATIONS: REGIONAL -- 6.6%
      50,000   BCE Inc. ........................................................................................         1,686,500
       4,266   Bell Aliant Regional Communications Income Fund .................................................           124,641
       2,537   Bell Aliant Regional Communications Income Fund (a)(b) ..........................................            76,085
       4,000   Brasil Telecom Participacoes SA, ADR ............................................................           261,840
      14,000   CenturyTel Inc. .................................................................................           465,360

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
      80,000   Cincinnati Bell Inc.+ ...........................................................................   $       340,800
      50,000   Citizens Communications Co. .....................................................................           524,500
     190,000   Qwest Communications International Inc. .........................................................           860,700
      18,432   Tele Norte Leste Participacoes SA, ADR ..........................................................           489,185
      10,000   Telecom Argentina SA, ADR+ ......................................................................           211,800
      65,000   Telephone & Data Systems Inc. ...................................................................         2,552,550
      50,000   Telephone & Data Systems Inc., Special ..........................................................         1,865,000
      40,000   TELUS Corp. .....................................................................................         1,741,926
      20,000   Time Warner Telecom Inc., Cl. A+ ................................................................           309,800
      73,660   Verizon Communications Inc. .....................................................................         2,684,907
                                                                                                                   ---------------
                                                                                                                        14,195,594
                                                                                                                   ---------------
               WIRELESS COMMUNICATIONS -- 6.5%
      91,000   America Movil SAB de CV, Cl. L, ADR .............................................................         5,795,790
       8,000   Clearwire Corp., Cl. A+ .........................................................................           118,480
       2,513   Grupo Iusacell SA de CV+ ........................................................................            28,807
         102   Hutchison Telecommunications International Ltd. .................................................               145
     240,000   Jasmine International Public Co. Ltd.+ (b) ......................................................             2,134
       1,200   NTT DoCoMo Inc. .................................................................................         1,817,817
      30,000   Price Communications Corp., Escrow+ .............................................................                 0
      10,800   Rural Cellular Corp., Cl. A+ ....................................................................           477,684
      37,000   SK Telecom Co. Ltd., ADR ........................................................................           799,570
         330   Tele Norte Celular Participacoes SA, ADR ........................................................             5,643
         825   Telemig Celular Participacoes SA, ADR ...........................................................            46,745
       3,178   Tim Participacoes SA, ADR .......................................................................           102,618
      30,000   United States Cellular Corp.+ ...................................................................         1,650,000
      89,000   Vimpel-Communications, ADR ......................................................................         2,660,210
       9,401   Vivo Participacoes SA, ADR+ .....................................................................            56,030
       8,750   Vodafone Group plc, ADR .........................................................................           258,212
         200   Xanadoo Co.+ ....................................................................................            88,000
                                                                                                                   ---------------
                                                                                                                        13,907,885
                                                                                                                   ---------------
               TOTAL DISTRIBUTION COMPANIES ....................................................................       114,913,096
                                                                                                                   ---------------
               TOTAL COMMON STOCKS .............................................................................       205,079,379
                                                                                                                   ---------------
               PREFERRED STOCKS -- 0.0%
               BUSINESS SERVICES -- 0.0%
       2,159   Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A (a)(b)(c)+ ...........................             4,317
                                                                                                                   ---------------
               RIGHTS -- 0.0%
               BROADCASTING -- 0.0%
       5,140   Media Prima Berhad, expire 07/18/08+ ............................................................             2,250
                                                                                                                   ---------------

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2008 (UNAUDITED)

                                                                                                                        MARKET
   SHARES                                                                                                               VALUE
------------                                                                                                       ---------------
               WARRANTS -- 0.0%
               BROADCASTING -- 0.0%
       2,250   Granite Broadcasting Corp., Ser. A, expire 06/04/12+ ............................................   $           675
         254   Granite Broadcasting Corp., Ser. B, expire 06/04/12+ ............................................                64
       5,140   Media Prima Berhad, expire 07/31/08+ ............................................................             1,659
                                                                                                                   ---------------
               TOTAL WARRANTS ..................................................................................             2,398
                                                                                                                   ---------------

 PRINCIPAL
   AMOUNT
------------
               CONVERTIBLE CORPORATE BONDS -- 0.0%
               BUSINESS SERVICES -- 0.0%
$     50,000   BBN Corp., Sub. Deb. Cv., 6.000%, 04/01/12+ (b) .................................................                 0
                                                                                                                   ---------------
               U.S. GOVERNMENT OBLIGATIONS -- 4.2%
   8,917,000   U.S. Treasury Bills, 1.203% to 2.166%++, 04/03/08 to 09/04/08 ...................................         8,891,627
                                                                                                                   ---------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $158,823,613) .........................................................................................   $   213,979,971
                                                                                                                   ===============

----------
            Aggregate book cost ................................................................................   $   161,973,944
                                                                                                                   ===============
            Gross unrealized appreciation ......................................................................   $    68,896,987
            Gross unrealized depreciation ......................................................................       (16,890,960)
                                                                                                                   ---------------
            Net unrealized appreciation/depreciation .........................................................     $    52,006,027
                                                                                                                   ===============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of Rule 144A securities amounted to $3,270,287 or 1.53% of total investments.

(b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of fair valued securities amounted to $390,285 or 0.18% of total investments.

(c)   Illiquid security.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt
CPO   Ordinary Participation Certificate
GDR   Global Depositary Receipt

                                                         % OF
                                                         MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION                               VALUE        VALUE
-----------------------------------------------------   -------   -------------
North America .......................................     63.7%   $ 136,341,206
Europe ..............................................     14.7       31,534,837
Latin America .......................................      9.6       20,582,710
Japan ...............................................      7.8       16,637,983
Asia/Pacific ........................................      4.2        8,883,235
                                                        ------    -------------
Total Investments ...................................    100.0%   $ 213,979,971
                                                        ======    =============

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                                 OTHER FINANCIAL
                                                INVESTMENTS IN     INSTRUMENTS
                                                  SECURITIES       (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)    DEPRECIATION)*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $  204,907,696               --
Level 2 - Other Significant Observable Inputs        8,958,089   $     (525,629)
Level 3 - Significant Unobservable Inputs              114,186               --
                                                --------------   --------------
Total                                           $  213,979,971   $     (525,629)
                                                ==============   ==============

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                 INVESTMENTS IN
                                                                   SECURITIES
                                                                 (MARKET VALUE)
                                                                 --------------
BALANCE AS OF 12/31/07                                              $ 114,186
Accrued discounts/premiums                                                 --
Realized gain (loss)                                                       --
Change in unrealized appreciation/depreciation                             --
Net purchases (sales)                                                      --
Transfers in and/or out of Level 3                                         --
                                                                    ---------
BALANCE AS OF 3/31/08                                               $ 114,186
                                                                    =========

2. SWAP AGREEMENTS. The Fund may enter into interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the
"counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series C Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The use of derivative instruments may involve, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into two interest rate swap agreements with Citibank N.A. Under the agreements, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swaps at March 31, 2008 are as follows:

                                                                      NET
  NOTIONAL                     FLOATING RATE*      TERMINATION    UNREALIZED
   AMOUNT      FIXED RATE   (RATE RESET MONTHLY)       DATE      DEPRECIATION
------------   ----------   --------------------   -----------   ------------
$ 10,000,000      4.32%             3.11%            04/04/13     $(520,912)
  15,000,000      3.27              3.11             04/04/08        (4,717)
                                                                  ---------
                                                                  $(525,629)
                                                                  =========

----------
*     Based on Libor (London Interbank Offered Rate).

--------------------------------------------------------------------------------

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                            AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Global Multimedia Trust Inc. (the "Fund") is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o     INFORMATION   ABOUT  YOUR   TRANSACTIONS   WITH  US.  This  would  include
      information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                                     [FLAGS]

                             DIRECTORS AND OFFICERS
                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS                                       OFFICERS

Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,          Bruce N. Alpert
   GAMCO INVESTORS, INC.                           PRESIDENT

Dr. Thomas E. Bratter                           Peter D. Goldstein
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY         CHIEF COMPLIANCE OFFICER

Anthony J. Colavita                             Laurissa M. Martire
   ATTORNEY-AT-LAW,                                VICE PRESIDENT
   ANTHONY J. COLAVITA, P.C.
                                                Agnes Mullady
James P. Conn                                      TREASURER AND SECRETARY
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,                    LoAn P. Nguyen
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.      VICE PRESIDENT & OMBUDSMAN

Frank J. Fahrenkopf, Jr.                        INVESTMENT ADVISER
   PRESIDENT & CHIEF EXECUTIVE OFFICER,         Gabelli Funds, LLC
   AMERICAN GAMING ASSOCIATION                  One Corporate Center
                                                Rye, New York 10580-1422
Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,                 CUSTODIAN
   PROFESSOR EMERITUS, PACE UNIVERSITY          State Street Bank and Trust Company

Werner J. Roeder, MD                            COUNSEL
   MEDICAL DIRECTOR,                            Willkie Farr & Gallagher LLP
   LAWRENCE HOSPITAL
                                                TRANSFER AGENT AND REGISTRAR
Salvatore J. Zizza                              Computershare Trust Company, N.A.
   CHAIRMAN, ZIZZA & CO., LTD.
                                                STOCK EXCHANGE LISTING

                                                                                        6.00%
                                                                         Common      Preferred
                                                                       ----------    ---------
                                                NYSE-Symbol:               GGT        GGT PrB
                                                Shares Outstanding:    13,995,553     993,100




The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its Preferred Stock in the open market when the shares are trading at a discount to the liquidation value.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
ONE CORPORATE CENTER
RYE, NY  10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                       FIRST QUARTER REPORT
                                                       MARCH 31, 2008

                                                                     GGT Q1/2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Multimedia Trust Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
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By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       May 29, 2008
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* Print the name and title of each signing officer under his or her signature.